UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   26-Oct-11

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          93

Form 13F Information Table Value Total:     $101,521

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1551    16784 SH       Sole                     1875             14909
                                                                79      850 SH       Defined                                     850
AT & T Corp.                   COM              00206R102     1806    47908 SH       Sole                     4830             43078
                                                               103     2725 SH       Defined                    75              2650
Apple Computer Inc             COM              037833100     1241     1860 SH       Sole                                       1860
Archer-Daniels-Midland Company COM              039483102     1278    47025 SH       Sole                     4960             42065
                                                                 6      225 SH       Defined                                     225
Auto Data Processing           COM              053015103     2110    35962 SH       Sole                     4050             31912
                                                               100     1705 SH       Defined                                    1705
Becton, Dickinson & Company    COM              075887109     1857    23636 SH       Sole                     2510             21126
                                                                79     1000 SH       Defined                                    1000
Bemis Company                  COM              081437105     1494    47469 SH       Sole                     5815             41654
                                                                78     2475 SH       Defined                   100              2375
Berkshire Hathaway, Inc. New C COM              084670702      256     2900 SH       Sole                                       2900
Brown Forman Corp CL B         COM              115637209     1865    28589 SH       Sole                     3010             25579
                                                                49      749 SH       Defined                                     749
C.R. Bard Inc.                 COM              067383109     2133    20387 SH       Sole                     2205             18182
                                                               106     1010 SH       Defined                                    1010
Chubb Corp.                    COM              171232101     2370    31064 SH       Sole                     3015             28049
                                                               116     1525 SH       Defined                    50              1475
Cincinnati Financial           COM              172062101     1631    43074 SH       Sole                     4655             38419
                                                                55     1450 SH       Defined                                    1450
Cognizant Technology Solutions COM              192446102     1300    18606 SH       Sole                     2070             16536
                                                                23      325 SH       Defined                                     325
Cohen Steers Realty Ishares    COM              464287564     1799    23106 SH       Sole                     2100             21006
                                                                16      200 SH       Defined                                     200
Colgate Palmolive              COM              194162103      231     2150 SH       Sole                                       2150
Disney (Walt) Holding Co.      COM              254687106      131     2506 SH       Sole                                       2506
                                                               192     3680 SH       Defined                                    3680
Dover Corp.                    COM              260003108     1433    24085 SH       Sole                     2455             21630
                                                                27      450 SH       Defined                                     450
Ecolab Inc.                    COM              278865100     1882    29042 SH       Sole                     3050             25992
                                                                21      325 SH       Defined                                     325
Emerson Electric Company       COM              291011104     1756    36378 SH       Sole                     3350             33028
                                                                56     1150 SH       Defined                    50              1100
Exxon Mobil Corp.              COM              30231G102     3154    34491 SH       Sole                     3770             30721
                                                               437     4775 SH       Defined                                    4775
General Mills Inc.             COM              370334104      219     5500 SH       Sole                                       5500
Genuine Parts                  COM              372460105     1226    20083 SH       Sole                     2285             17798
                                                                46      750 SH       Defined                                     750
HCP Inc.                       COM              40414L109     1558    35018 SH       Sole                     3870             31148
                                                                92     2075 SH       Defined                                    2075
Hormel Foods Corp.             COM              440452100     1538    52601 SH       Sole                     5530             47071
                                                                48     1625 SH       Defined                                    1625
IBM Corp.                      COM              459200101     2182    10518 SH       Sole                     1270              9248
                                                               430     2075 SH       Defined                                    2075
International Speedway Corp. C COM              460335201      416    14663 SH       Sole                                      14663
Johnson & Johnson              COM              478160104     1703    24707 SH       Sole                     2205             22502
                                                                67      975 SH       Defined                                     975
Lowe's Companies, Inc.         COM              548661107     1748    57790 SH       Sole                     6860             50930
                                                                80     2650 SH       Defined                                    2650
M & T Bank Corp.               COM              55261F104      290     3051 SH       Sole                                       3051
MSCI EAFE Ishares              COM              464287465     3379    63753 SH       Sole                     4960             58793
                                                                46      865 SH       Defined                   290               575
MSCI Emerging Markets Ishares  COM              464287234     6809   164765 SH       Sole                    15020            149745
                                                                72     1749 SH       Defined                    99              1650
Oracle Corporation             COM              68389X105     1408    44764 SH       Sole                     4555             40209
                                                                 9      300 SH       Defined                                     300
P P G Industries Inc.          COM              693506107     2515    21901 SH       Sole                     2300             19601
                                                                55      475 SH       Defined                    50               425
PepsiCo Inc.                   COM              713448108     2217    31321 SH       Sole                     4157             27164
                                                               326     4600 SH       Defined                                    4600
Procter & Gamble Co.           COM              742718109      661     9534 SH       Sole				        9534
                                                               194     2792 SH       Defined                                    2792
Questar Corp.                  COM              748356102     1576    77505 SH       Sole                     8760             68745
                                                                22     1100 SH       Defined                   100              1000
Rogers Int'l Commodity Index   COM              870297801     3852   432284 SH       Sole                    35425            396859
                                                                49     5500 SH       Defined                                    5500
S&P Mid Cap 400 Ishares        COM              464287507     7488    75881 SH       Sole                     6965             68916
                                                                74      750 SH       Defined                   100               650
S&P Small Cap 600 Ishares      COM              464287804     4777    61989 SH       Sole                     5760             56229
                                                                50      650 SH       Defined                   100               550
SPDR Gold Trust                COM              78463V107      494     2873 SH       Sole                                       2873
Schlumberger Ltd.              COM              806857108     2192    30306 SH       Sole                     3020             27286
                                                                92     1275 SH       Defined                                    1275
Sherwin-Williams Co.           COM              824348106     1928    12949 SH       Sole                     1405             11544
                                                                22      150 SH       Defined                                     150
Sigma Aldrich Corp.            COM              826552101     1781    24750 SH       Sole                     2685             22065
                                                               104     1450 SH       Defined                                    1450
Southern Company               COM              842587107     2748    59612 SH       Sole                     5850             53762
                                                               383     8315 SH       Defined                   300              8015
Standard & Poor's 500 Dep. Rec COM              78462f103     1294     8986 SH       Sole                      144              8842
                                                                24      170 SH       Defined                                     170
Stanley Black & Decker         COM              854502101     1964    25757 SH       Sole                     2920             22837
                                                                40      525 SH       Defined                                     525
Stryker Corp.                  COM              863667101     2378    42722 SH       Sole                     3665             39057
                                                                22      400 SH       Defined                                     400
Target Corp.                   COM              87612E106     1847    29101 SH       Sole                     3200             25901
                                                                95     1500 SH       Defined                                    1500
Tortoise Energy Infrastructure COM              89147l100     2152    53164 SH       Sole                     5040             48124
                                                                57     1400 SH       Defined                                    1400
WW Grainger                    COM              384802104     1743     8367 SH       Sole                      950              7417
                                                               120      575 SH       Defined                                     575
